Business Combinations	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Business Combinations [Abstract]
Business combinations
19.
Business combinations
a)
Global Insurance Management Limited

During the period ended June 30, 2023, Roadzen (DE) (on June 30, 2023) acquired 100% of the equity interests in Global Insurance Management Limited for a cash consideration of $3,998,000. Global Insurance Management Limited was incorporated in the United Kingdom and is engaged in the business of underwriting, pricing and distribution of Insurance products. As of December 31, 2023, the Company has transferred the entire consideration, however, Roadzen (DE) has exercised board control over Global Insurance Management from June 30, 2023. The financial results of Global Insurance Management have been included in the Company’s consolidated financial statements from June 30, 2023 as the Company has possessed the power to direct the relevant activities of Global Insurance Management from the share purchase agreement date.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	10,997,974
Acquired customer contract (Refer Note 9)	1,157,920
Other assets	7,157,343
Other liabilities	(15,947,363)
Net assets	3,365,874
Purchase consideration	3,998,000
Goodwill (Refer Note 19(d))	632,126

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	1,157,920	3 years

b)
National Automobile Club

During the period ended June 30, 2023, Roadzen (DE) (on June 06, 2023) acquired 100% of the equity interests in National Automobile Club for a cash consideration of $2,100,000. National Automobile Club was incorporated in the state of California and is engaged in the business of roadside assistance services. As of December 31, 2023, Roadzen (DE) has transferred a consideration amounting to $1,750,000, however, Roadzen (DE) has exercised board control over National Automobile Club from June 06, 2023. The financial results of National Automobile Club have been included in the Company’s consolidated financial statements from June 06, 2023 as the Company has possessed the power to direct the relevant activities of National Automobile Club from the share purchase agreement date.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	182,713
Intangible assets	13,384
Acquired customer contract (Refer Note 9)	870,027
Other assets	1,947,606
Other liabilities	(1,215,247)
Net assets	1,798,483
Purchase consideration	2,100,000
Goodwill (Refer Note 19(d))	301,517

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	870,027	3 years

c)
FA Premium Insurance Broking Private Limited

During the period ended September 30, 2023, Roadzen (DE) (on July 01, 2023) acquired 100% of the equity interests in FA Premium Insurance Broking Private Limited for a consideration of $1,279,820. FA Premium Insurance Broking Private Limited was incorporated in India and is engaged in the business of broking services. As of December 31, 2023, Roadzen (DE) has transferred a consideration amounting to $1,204, however, Roadzen (DE) exercises board control over FA Premium Insurance Broking Private Limited from July 01, 2023. The Share transfer is pending due approval of the Insurance Regulatory and Development Authority of India (the “IRDA”), which is an administrative process. Once the approval is received, share transfer will be affected. In the meantime, the Company has management control over the investee accordingly it has been consolidated with effect from July 01, 2023.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	72,430
Intangible assets	34,754
Acquired customer contract (Refer Note 9)	20,345
Acquired distribution network (Refer Note 9)	814,365
Other assets	670,182
Other liabilities	(736,298)
Net assets	875,778
Purchase consideration	1,279,820
Goodwill (Refer Note 19(d))	404,042

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired distribution network	814,365	3 years
Acquired customer contracts	20,345	3 years

d)
Goodwill

	As of December 31, 2023	As of March 31, 2023
Opening balance	996,441	1,725,292
Goodwill relating to acquisitions consummated during the year (Refer Note 19 (a), (b) & (c))	1,337,685	—
Less: Impairment recognized on goodwill during the year	—	(664,903)
Effect of exchange rate changes	(191,348)	(63,948)
Closing balance	2,142,778	996,441

In the coming years, the Company has decided to shift its focus more on insurance distribution services rather than engaging into insurance support services. Due to the change in the business strategy, it is more likely than not that the carrying value of the distribution and marketing entities exceeded its fair value. As a result, the Company performed a goodwill impairment assessment during the year ended March 31, 2023, by comparing the fair value of the affected entities (FA Events and Media Private Limited, Peoplebay Consultancy Services Private Limited, Kintsugi Innovation Labs Private Limited) to its carrying value. Fair value was determined by using DCF (discounted cashflow method) which is a level 3 measurement. The carrying value of the affected entities exceeded its fair value and as a result, a goodwill impairment charge of $664,903 (including amount of $24,591 due to foreign exchange fluctuation) was recorded in consolidated statements of operations under the head “Impairment of goodwill and intangibles with definite life” during the year ended March 31, 2023.

The Company performed qualitative assessment for other entities and indicated that it is more likely than not that the fair value of the acquired entities exceeded its carrying value, therefore, the assessment did not result in an impairment.

16.
Business combinations
a)
Coverzen Technologies Private Limited and its subsidiaries

During the year ended March 31, 2022, the Company acquired 100% of the outstanding equity interests of Coverzen Technologies Private Limited (“Coverzen”) by executing a Share Purchase Agreement (“SPA”) in this regard on June 1, 2021 with the stockholders of Coverzen and on June 7, 2021 and with the stockholders of Good Insurance Brokers Private Limited (erstwhile Heartbeat Insurance Brokers Private Limited), engaged in the business of insurance broking, authorized under IRDA Regulations, 2018 (as amended) for a cash consideration of $482,659. Coverzen and its subsidiary are incorporated in India and are engaged in selling motor insurance and generate brokerage revenue. The financial results of Coverzen and its subsidiary have been included in the Company’s consolidated financial statements since July 1, 2021 on Company obtaining the board control.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	258,299
Intangible assets	27,159
Other assets	265,978
Other liabilities	(242,020)
Net assets	309,416
Purchase consideration	482,659
Goodwill (Refer Note 16(e))	173,243

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from insurance brokerage business and penetration which the acquiree possesses.

b)
Kintsugi Innovation Labs Private Limited (“Kintsugi”)

During the year ended March 31, 2022, Coverzen entered into a share purchase agreement (dated July 1, 2021) to acquire 100% of the equity interests in Kintsugi Innovation Labs Private Limited for a cash consideration of $1,344. Kintsugi is incorporated in India and is engaged in the business of event management services of any kind, including corporate events (product launches, corporate meetings and conferences), marketing programs (road shows, grand opening events). The Company exercises board control over Kintsugi from the date of share purchase agreement. The financial results of Kintsugi have been included in the Company’s consolidated financial statements from the date of share purchase agreement as the Company possess the power to direct the relevant activities of Kintsugi.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	323,029
Acquired Customer Contract (Refer Note 7)	118,366
Other assets	870,208
Other liabilities	(1,869,055)
Net assets	(557,452)
Purchase consideration	1,344
Goodwill (Refer Note 16(e))	558,796

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	118,366	3 Years

c)
Peoplebay Consultancy Services Private Limited (“Peoplebay”)

During the year ended March 31, 2022, Coverzen entered into a share purchase agreement (dated October 1, 2021) to acquire 100% of the equity interests in Peoplebay Consultancy Services Private Limited for a cash consideration of $134,862. Peoplebay is incorporated in India and is engaged in the business of marketing services which includes product launches, road shows for corporate clients. As of March 31, 2023, the Company has not transferred consideration, but, the Company exercises board control over Peoplebay from the date of share purchase agreement. The financial results of Peoplebay have been included in the consolidated financial statements from the date of share purchase agreement as the Company possess the power to direct the relevant activities of Peoplebay.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows.

Cash and cash equivalents	42,688
Acquired customer contracts (Refer Note 7)	217,127
Other assets	210,680
Other liabilities	(394,133)
Net assets	76,362
Purchase consideration	134,862
Goodwill (Refer Note 16(e))	58,500

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	217,127	3 years

d)
FA Events and Media Private Limited (“FA Events”)

During the year ended March 31, 2022, Coverzen entered into a share purchase agreement (dated October 1, 2021) to acquire 100% of the equity interests in FA Events and Media Private Limited for a cash consideration of $134,862. FA Events is incorporated in India and is engaged in the business of marketing services which includes product launches, road shows for corporate clients. As of March 31, 2023, the Company has not transferred consideration, but the Company exercises board control over FA Events from the date of share purchase agreement. The financial results of FA events have been included in the Company’s consolidated financial statements from the date of share purchase agreement as the Company possess the power to direct the relevant activities of FA Events.

The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

Cash and cash equivalents	79,082
Intangible assets	77,461
Acquired customer contracts (refer Note 7)	293,999
Other assets	22,368
Other liabilities	(427,747)
Net assets	45,163
Purchase consideration	134,862
Goodwill (Refer Not 16(e))	89,699

The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill and is primarily attributed to the synergies expected from marketing expertise and penetration which the acquiree possesses.

Following are details of the purchase price allocated to the intangible assets acquired:

	Amount	Weighted average life
Acquired customer contracts	293,999	3 years

e)
Goodwill

	As of March 31, 2023	As of March 31, 2022
Opening balance	1,725,293	859,587
Goodwill relating to acquisitions consummated during the year (refer note 16 (a) to (d))	—	880,238
Less: Impairment recognized on goodwill during the year	(664,903)	—
Effect of exchange rate changes	(63,948)	(14,532)
Closing balance	996,441	1,725,293

The Company decided to shift its focus more on insurance distribution services rather than engaging in insurance support services in the coming years. Due to the change in the business strategy, it is more likely than not that the carrying value of the distribution and marketing entities exceeded its fair value. As a result, the Company performed a goodwill impairment assessment by comparing the fair value of the affected entities (FA Events and Media Private Limited, Peoplebay Consultancy Services Private Limited, Kintsugi Innovation Labs Private Limited) to its carrying value. Fair value was determined by using DCF(discounted cashflow method) which is a level 3 measurement. The carrying value of the affected entities exceeded its fair value and as a result, a goodwill impairment charge of $ 664,903 (including amount of $ 42,092 due to foreign exchange fluctuation) is recorded in consolidated statements of operations under the head “Impairment of goodwill and intangibles with definite life”.

The Company performed qualitative assessment for other entities and indicated that it is more likely than not that the fair value of the acquired entities exceeded its carrying value, therefore, did not result in an impairment.